Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from Operating Activities:
Net income	$ 35,872	$ 54,010	$ 53,260
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	31,946	31,806	31,710
Amortization and write-off of deferred financing fees	1,667	2,032	2,285
Deferred revenue amortization	(8,343)	(675)	222
Amortization of deferred charges	216	216	501
Dry-docking and special survey costs	17,650	12,791
Gain on derivative financial instruments	(5,267)	(33,655)	(10,104)
(Gain)/ Loss on Debt extinguishment	154	(2,072)
Changes in operating assets and liabilities:
Trade accounts receivable	(642)	23	294
Prepayments and other assets	(6,040)	(1,284)	(505)
Inventories	134	24	(101)
Due from/to related parties	83	2,369	(2,603)
Trade accounts payable	(5,276)	(9,526)	1,280
Accrued liabilities	(5,928)	1,070	(235)
Deferred charges			(9)
Unearned revenue	8,165	195	3,596
Net cash provided by Operating Activities	64,391	57,324	79,591
Cash flows from Investing Activities:
Ballast water treatment system installation	(4,238)	(3,635)
Net cash used in Investing Activities	(4,238)	(3,635)
Cash flows from Financing Activities:
Net proceeds from issuance of common units			3,407
Payment of securities registration and other filing costs			(14)
Distributions declared and paid	(11,563)	(11,563)	(11,563)
Repayment of long-term debt	(79,270)	(64,893)	(48,000)
Other payments		(1,789)
Receipt/ (Payment) of derivative instruments	24,564	7,409	(1,385)
Net cash used in Financing Activities	(66,269)	(70,836)	(57,555)
Net increase/ (decrease) in cash and cash equivalents and restricted cash	(6,116)	(17,147)	22,036
Cash and cash equivalents and restricted cash at beginning of the year	79,868	97,015	74,979
Cash and cash equivalents and restricted cash at end of the year	73,752	79,868	97,015
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	73,752	48,598	47,015
Restricted cash		31,270	50,000
Cash and cash equivalents and restricted cash	73,752	79,868	97,015
Cash paid during the year for:
Interest	$ 37,303	$ 25,397	$ 18,777